Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	$ 105,050	$ 105,050
Accumulated Amortization and Impairment	(105,050)	(96,845)
Intangible Assets, Net	0	8,204
Contract-based [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	300	300
Accumulated Amortization and Impairment	(300)	(300)
Intangible Assets, Net	0
Customer-Related [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	21,100	21,100
Accumulated Amortization and Impairment	(21,100)	(14,800)
Intangible Assets, Net	0	6,300
Technology-based [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	20,200	20,200
Accumulated Amortization and Impairment	(20,200)	(19,400)
Intangible Assets, Net	0	800
Talent and Representation Contracts [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	10,300	10,300
Accumulated Amortization and Impairment	(10,300)	(10,300)
Intangible Assets, Net	0
Formulae [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	1,950	1,950
Accumulated Amortization and Impairment	(1,950)	(1,146)
Intangible Assets, Net	0	804
Trade Names [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Intangible Assets, Gross	51,200	51,200
Accumulated Amortization and Impairment	(51,200)	(50,900)
Intangible Assets, Net	$ 0	$ 300